Business Segment Information (Schedule Of Segment Reporting Information By Segment) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Revenues	$ 5,284	$ 5,376	$ 10,921	$ 10,580	$ 9,768
Operating income (loss)	439	478	947	836	747
Total amortization of intangible assets			40	26	30
Defense Solutions [Member]
Revenues	2,222	2,269	4,657	4,518	4,035
Operating income (loss)	178	177	380	355	317
Total amortization of intangible assets			7	12	12
Health, Energy And Civil Solutions [Member]
Revenues	1,336	1,377	2,792	2,848	2,591
Operating income (loss)	117	127	258	236	213
Total amortization of intangible assets			16	8	9
Intelligence And Cybersecurity Solutions [Member]
Revenues	1,727	1,677	3,421	3,216	3,147
Operating income (loss)	159	131	288	281	261
Total amortization of intangible assets			17	6	9
Corporate And Other [Member]
Revenues	1	56	58	4	(2)
Operating income (loss)	(15)	43	21	(36)	(44)
Intersegment Elimination [Member]
Revenues	$ (2)	$ (3)	$ (7)	$ (6)	$ (3)